Financial Instruments (Details) - Schedule of Cash and Cash Equivalents $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Less than 3 Months [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Change in Value of Hedging Instruments Recognized in OCI	$ 368
Hedge Ineffectiveness Recognized in PL
Line Item in Profit or Loss that Includes Hedge Ineffectiveness	Other income (expenses), net
3-6 Months [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Change in Value of Hedging Instruments Recognized in OCI	$ 1,019
Hedge Ineffectiveness Recognized in PL
Line Item in Profit or Loss that Includes Hedge Ineffectiveness	Other income (expenses), net
Over 6 Months [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Change in Value of Hedging Instruments Recognized in OCI	$ 1,086
Hedge Ineffectiveness Recognized in PL
Line Item in Profit or Loss that Includes Hedge Ineffectiveness	Other income (expenses), net